Evercore Inc. (Parent Company Only) Financial Statements - Additional Information (Details)		3 Months Ended								12 Months Ended
	Mar. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 $ / shares	Jun. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares
Condensed Financial Statements, Captions [Line Items]
Shares Purchased for the Net Settlement of Stock-based Compensation Awards (in shares) | shares										1,087,000	996,000
Increase In Treasury Stock										$ 167,241,000	$ 283,283,000
Dividends Declared Per Share of Class A Common Stock (in dollars per share) | $ / shares		$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.28	$ 0.28	$ 0.28	$ 1.27	$ 1.15	$ 1.03
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares										$ 1.27	$ 1.15
Declared and Paid Dividends										$ 51,558,000	$ 46,326,000
Contractual Obligations Related To Tax Receivable Agreements		$ 186,310,000								186,310,000
Payment To Counterparties To Tax Receivable Agreement Within One Year Or Less		12,201,000								12,201,000
Payment To Counterparties To Tax Receivable Agreement One To Three Years		24,554,000								24,554,000
Payment To Counterparties To Tax Receivable Agreement Three To Five Years		26,792,000								26,792,000
Payment To Counterparties To Tax Receivable Agreement After Five Years		$ 122,763,000								$ 122,763,000
Share Repurchase Program [Member]
Condensed Financial Statements, Captions [Line Items]
Stock Repurchase Program Number of Shares Purchased (in shares) | shares										2,388,000	4,471,000
Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										$ 44.30	$ 47.56
Minimum [Member] | Share Repurchase Program [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										44.59	47.10
Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										70.65	59.02
Maximum [Member] | Share Repurchase Program [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										$ 52.74	$ 57.03
Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Shares Authorized | shares		1,000,000,000				1,000,000,000				1,000,000,000	1,000,000,000
Common Stock, Par Value (in dollars per share) | $ / shares		$ 0.01				$ 0.01				$ 0.01	$ 0.01
Common Stock, Shares Issued | shares		58,292,567				55,249,559				58,292,567	55,249,559
Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Shares Authorized | shares		1,000,000				1,000,000				1,000,000	1,000,000
Common Stock, Par Value (in dollars per share) | $ / shares		$ 0.01				$ 0.01				$ 0.01	$ 0.01
Common Stock, Shares Issued | shares		24				25				24	25
LP Units [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partnership Units Convertible Conversion Ratio										1
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends Declared Per Share of Class A Common Stock (in dollars per share) | $ / shares										$ 1.27
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares										$ 1.27
Declared and Paid Dividends										$ 51,558,000
Contractual Obligations Related To Tax Receivable Agreements		$ 186,310,000								186,310,000
Payment To Counterparties To Tax Receivable Agreement Within One Year Or Less		12,201,000								12,201,000
Payment To Counterparties To Tax Receivable Agreement One To Three Years		24,554,000								24,554,000
Payment To Counterparties To Tax Receivable Agreement Three To Five Years		26,792,000								26,792,000
Payment To Counterparties To Tax Receivable Agreement After Five Years		122,763,000								122,763,000
Parent Company [Member] | Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Gross	$ 170,000,000
Long Term Debt Maturities Repayments Of Principal And Interest		237,019,000								237,019,000
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months		8,937,000								8,937,000
Long Term Debt Maturities Repayments Of Principal And Interest In One To Three Years		17,874,000								17,874,000
Long Term Debt Maturities Repayments Of Principal And Interest In Three To Five Years		54,947,000								54,947,000
Long Term Debt Maturities Repayments Of Principal And Interest After Five Years		$ 155,261,000								$ 155,261,000
Parent Company [Member] | Series A Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Gross	$ 38,000,000
Debt Instrument, Interest Rate, Stated Percentage (as a percent)	4.88%
Parent Company [Member] | Series B Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Gross	$ 67,000,000
Debt Instrument, Interest Rate, Stated Percentage (as a percent)	5.23%
Parent Company [Member] | Series C Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Gross	$ 48,000,000
Debt Instrument, Interest Rate, Stated Percentage (as a percent)	5.48%
Parent Company [Member] | Series D Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Gross	$ 17,000,000
Debt Instrument, Interest Rate, Stated Percentage (as a percent)	5.58%
Parent Company [Member] | Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Extinguishment of Debt, Amount	$ 120,000,000
Parent Company [Member] | Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Shares Authorized | shares		1,000,000,000				1,000,000,000				1,000,000,000	1,000,000,000
Common Stock, Par Value (in dollars per share) | $ / shares		$ 0.01				$ 0.01				$ 0.01	$ 0.01
Common Stock, Shares Issued | shares		58,292,567				55,249,559				58,292,567	55,249,559
Shares Purchased for the Net Settlement of Stock-based Compensation Awards (in shares) | shares										1,087,000
Increase In Treasury Stock										$ 167,241,000
Parent Company [Member] | Class A [Member] | Share Repurchase Program [Member]
Condensed Financial Statements, Captions [Line Items]
Stock Repurchase Program Number of Shares Purchased (in shares) | shares										2,388,000
Parent Company [Member] | Class A [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										$ 44.30
Parent Company [Member] | Class A [Member] | Minimum [Member] | Share Repurchase Program [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										44.59
Parent Company [Member] | Class A [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										70.65
Parent Company [Member] | Class A [Member] | Maximum [Member] | Share Repurchase Program [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share) | $ / shares										$ 52.74
Parent Company [Member] | Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Shares Authorized | shares		1,000,000				1,000,000				1,000,000	1,000,000
Common Stock, Par Value (in dollars per share) | $ / shares		$ 0.01				$ 0.01				$ 0.01	$ 0.01
Common Stock, Shares Issued | shares		24				25				24	25
Common Stock Shares Cancelled | shares		1								1